Note 13 - Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Fair Value Disclosures [Text Block]
Note
9
– Fair Value Measurements

Financial Instruments Carried at Cost
Short-term financial instruments in our condensed consolidated balance sheets, including cash and cash equivalents other than money market funds (which are carried at fair value), accounts, and other receivables and accounts payable, are carried at cost which approximates fair value, due to their short-term nature.

In
February 2014,
we purchased a Certificate of Deposit (“CD”) from a commercial bank in the amount of
$53,000.
The CD bears interest at an annual rate of
0.10%
and was auto-renewed for an
eight
month period in
October 2016.
The CD matures on
June 24, 2017.
The carrying value of the CD approximates its fair value. This CD collateralizes a letter of credit
 (see Note
10
– Commitments and Contingencies
).

Fair Value Measurements
Our condensed consolidated balance sheets include certain financial instruments that are carried at fair value. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value. These tiers include:

●	Level 1,	defined as observable inputs such as quoted prices in active markets for identical assets;
●	Level 2,
defined as observable inputs other than Level
1
prices such as quoted prices for similar assets; quoted prices in markets that are not
active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

●	Level 3,	defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

An asset
’s or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. At each reporting period, we perform a detailed analysis of our assets and liabilities that are measured at fair value. All assets and liabilities for which the fair value measurement is based on significant unobservable inputs or instruments which trade infrequently, and therefore have little or no
price transparency are classified as Level
3.

Financial Assets and Liabilities Measured at Fair Value
The Company had
no
financial assets and liabilities measured at fair value on a recurring or non-recurring basis as of
March 31, 2017
or
December 31, 2016.

Non-Financial Assets and Liabilities Measured at Fair Value
The Company
’s property and equipment and intangible assets (including goodwill) are measured at fair value on a non-recurring basis, upon establishment pursuant to fresh start accounting, and upon impairment.
No
impairments were identified during the
three
months ended
March 31, 2017
and
2016.

Note
13
– Fair Value Measurements

Financial Instruments Carried at Cost
Short-term financial instruments in our consolidated balance sheets, including cash and cash equivalents other than money market funds (which are carried at fair value), accounts, and other receivables and accounts payable, are carried at cost which approximates fair value, due to their short-term nature. The fair value of our long-term convertible debt was approximately
$25.4
million at
December 31, 2015;
the convertible debt was cancelled as of the Effective Date.

In
February 2014,
we purchased a Certificate of Deposit (“CD”) from a commercial bank in the amount of
$53,000.
The CD bears interest at an annual rate of
0.10%
and matured on
October 24, 2016,
and it was auto-renewed for an
eight
month period at the same rate. The next maturity date is
June 24, 2017.
The carrying value of the CD approximates its fair value. This CD collateralizes a letter of credit. See Note
14
– Commitments and Contingencies
.

Fair Value Measurements
Our consolidated balance sheets include certain financial instruments that are carried at fair value. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value. These tiers include:

●	Level 1, defined as observable inputs such as quoted prices in active markets for identical assets;
●
Level
2,
defined as observable inputs other than Level
1
prices such as quoted prices for similar assets; quoted prices in markets that are not
active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

An asset
’s or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. At each reporting period, we perform a detailed analysis of our assets and liabilities that are measured at fair value. All assets and liabilities for which the fair value measurement is based on significant unobservable inputs or instruments which trade infrequently, and therefore have little or no
price transparency are classified as Level
3.

Successor Company Financial Assets and Liabilities Measured at Fair Value

The Successor Company had
no
financial assets and liabilities measured at fair value on a recurring or non-recurring basis as of
December 31, 2016.

Successor Company Non-Financial Assets and Liabilities Measured at Fair Value
The Successor Company
’s property and equipment and intangible assets are measured at fair value on a non-recurring basis, upon establishment pursuant to fresh start accounting, and upon impairment. The Successor Company determined the fair value of its intangibles assets as of the Effective Date as follows:

Identifiable Intangible Asset	Valuation Method	Significant Unobservable Inputs	Estimated Fair Value

Trademarks	Income approach - royalty savings method	Projected sales	$917,000
		Estimated royalty rates
		Discount rate

Technology	Income approach - royalty savings method	Projected sales	$6,576,000
		Estimated royalty rates
		Discount rate

Clinician Relationships	Income approach - excess earnings method	Projected sales	$904,000
		Estimated attrition
		Projected margins
		Discount rate

No
impairments were identified during the Successor Company period presented.

Predecessor Company Financial Assets and Liabilities Measured at Fair Value
The Predecessor Company segregated its financial assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below. The inputs used in measuring the fair value of cash and short-term investments are considered to be Level
1
in accordance with the
three
-tier fair value hierarchy. The fair market values are based on period-end statements supplied by the various banks and brokers that held the majority of our funds.

We account for our derivative financial instruments, consisting solely of certain stock purchase warrants that contain non-standard anti-dilutions provisions and/or cash settlement features, and certain conversion options embedded in our convertible instruments, at fair value using Level
3
inputs. We determine the fair value of these derivative liabilities using the Black-Scholes option pricing model when appropriate, and, in certain circumstances, using binomial lattice models or other accepted valuation practices.

●
When determining the fair value of our financial assets and liabilities using the Black-Scholes option pricing model, we are required to use various estimates and unobservable inputs, including, among other things, contractual terms of the instruments, expected volatility of our stock price, expected dividends, and the risk-free interest rate. Changes in any of the assumptions related to the unobservable inputs identified above may
change the fair value of the instrument. Increases in expected term, anticipated volatility, and expected dividends generally result in increases in fair value, while decreases in the unobservable inputs generally result in decreases in fair value.

●
When determining the fair value of our financial assets and liabilities using binomial lattice models or other accepted valuation practices, we also are required to use various estimates and unobservable inputs, including, in addition to those listed above, the probability of certain events.

As a result of our deteriorating financial condition (as further evidenced by our filing for bankruptcy protection in
January 2016)
and decreased stock price in
2015,
the value of our derivative liabilities related to stock purchase warrants and embedded conversion option was de minimis
as of
May 4, 2016
and
December 31, 2015.
The derivative liabilities related to stock purchase warrants and embedded conversion option were compromised on the Effective Date, and our obligations thereunder were cancelled. All gains and losses arising from changes in the fair value of derivative instruments are classified as the changes in the fair value of derivative instruments in the accompanying consolidated statements of operations.

The following table represents the fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis as of
December 31, 2015.

As of December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets - money market funds	$614,283	$-	$-	$614,283

Liabilities:
Warrant liabilities	$-	$-	$-	$-
Embedded conversion option	$-	$-	$-	$-

The Level
1
assets measured at fair value in the above table are classified as cash and cash equivalents in the accompanying consolidated balance sheets.

We did
not
have any transfers between Level
1,
Level
2,
or Level
3
assets or liabilities in
2016
or
2015.
The following tables set forth a summary of changes in the fair value of Level
3
liabilities measured at fair value on a recurring basis for the periods presented:

	Predecessor
	Balance at January 1, 2015	Established in 2015	Change in Fair Value	Balance at December 31, 2015
Description
Liabilities:
Embedded conversion option	$4,362,225	$-	$(4,362,225)	$-
Warrant liabilities	$25,484,596	$-	$(25,484,596)	$-

Predecessor
	Balance at January 1, 2016	Established in 2016	Change in Fair Value	Balance at May 4, 2016
Description
Liabilities:
Embedded conversion option	$-	$-	$-	$-
Warrant liabilities	$-	$-	$-	$-

The Predecessor Company had
no
other financial assets and liabilities measured at fair value on a nonrecurring basis.

Predecessor Company Non-Financial Assets and Liabilities Measured at Fair Value
The Predecessor Company
’s property and equipment and intangible assets were measured at fair value on a non-recurring basis, upon impairment. As of
September 30, 2015,
we determined that the estimated fair value of our IPR&D asset was less than its carrying value, and recognized an impairment charge of
$22.6
million. Additionally, we determined that the estimated fair value of our goodwill was less than its carrying value, and recognized a noncash impairment charge of
$1.1
million in the
third
quarter of
2015.

In determining the fair value of our intangibles assets, we assessed how our net tangible assets, goodwill and other intangible assets would be valued in a hypothetical sale of the Company, with the sales price being equal to our market capitalization as of
September 30, 2015.
After allocating the total fair value of our reporting unit to the estimated fair value of our net tangible assets, we then allocated the remaining fair value first
to our finite-lived intangible assets, and
second
to our indefinite-lived intangible asset. We determined the fair value of the goodwill as the excess of the total fair value of the reporting unit over the fair value of all other assets and liabilities. The Predecessor Company had no
non-financial assets and liabilities measured at fair value on a recurring basis.